Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,993,158,000
Previously Paid Amount	0
Total Fee Amount	275,255.12
Total Offset Amount	0
Net Fee	$ 275,255.12
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A